Expense Example {- Fidelity® Series Short-Term Credit Fund} - 08.31 Fidelity Series Short-Term Credit Fund Series PRO-07 - Fidelity® Series Short-Term Credit Fund - Fidelity Series Short-Term Credit Fund-Default
Oct. 30, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none